SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION
NOTE 16:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION

a.Wix is a leading, global, web development platform for millions of creators, delivering its solutions through a SaaS model. The Company generates revenues from Creative Subscriptions and Business Solutions, as disclosed in Note 2(p).

The Company operates in one operating and reportable segment. The Company’s CODM is its Chief Executive Officer, who utilizes consolidated measures of profit or loss to evaluate the Company's overall performance and inform resource allocation decisions. The measure of profit or loss most consistent with GAAP used by the CODM is consolidated net income (loss), as presented in the consolidated statements of comprehensive income (loss). This measure is primarily utilized to assess budget-to-actual variances and to compare against historical performance.

The Company’s significant segment expenses are those presented in the consolidated statements of comprehensive income (loss). No supplemental expense information beyond what is disclosed in these consolidated financial statements is regularly provided to the CODM. The measure of segment assets is total assets, as presented in the consolidated balance sheets.
NOTE 16:-    SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Cont.)

b.The following tables present total revenues for the years ended December 31, 2024, 2023 and 2022 and long-lived assets as of December 31, 2024 and 2023:

Revenues:

	Year ended December 31,
	2024	2023	2022

North America (*)	$1,056,916	$938,534	$819,245
Europe	440,521	380,495	350,200
Latin America	66,721	64,492	56,712
Asia and others	196,492	178,144	161,509

	$1,760,650	$1,561,665	$1,387,666

(*)    Includes revenue from the United States in amount of $974,546, $864,475 and $709,703 for 2024, 2023, and 2022, respectively.

Long-lived assets and ROU assets:

	December 31,
	2024	2023

Europe and Asia (*)	$516,499	$537,572
North America	11,517	19,918

	$528,016	$557,490

(*)    As of December 31, 2024 and 2023, long-lived assets and ROU assets located in Israel amounted to $495,354 and $513,557, respectively.